Commitment and Contingencies - License and Supply (Details) - License agreement with Cook Biotech - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cook Biotech License and Supply Agreements
Percentage of royalty on sales	3.00%
Royalty expense	$ 0	$ 0
Payment of license fee per year	$ 100